INVESTMENT INCOME - SUMMARY OF NET INVESTMENT INCOME (LOSS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Investment Income [Line Items]
Net investment income	$ 55.7	$ 49.2	$ 40.2
Fixed maturities
Net Investment Income [Line Items]
Gross Investment Income	46.4	39.8	34.2
Affiliated dividends
Net Investment Income [Line Items]
Gross Investment Income	6.7	8.2	6.2
Mortgage loans
Net Investment Income [Line Items]
Gross Investment Income	0.6	0.6	0.6
Policy loans
Net Investment Income [Line Items]
Gross Investment Income	2.9	2.2	1.5
Cash and short-term investments
Net Investment Income [Line Items]
Gross Investment Income	1.8	1.3	0.5
Investment expense and other
Net Investment Income [Line Items]
Investment expense and other	(2.7)	(3.7)	(3.5)
Amortization of IMR
Net Investment Income [Line Items]
Amortization of IMR	$ 0.0	$ 0.8	$ 0.7